OTHER FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets And Liabilities

	As of December 31,
	2023	2022
Other financial assets
Current
Foreign exchange forward contracts	10,408	3,509
Convertible notes	3,359	2,491
Interest rate SWAP	852	155
Equity instruments	611	371
Equity forward contract	188	—
Others	—	3
TOTAL	15,418	6,529

Non-current
Equity instruments	28,743	27,521
Convertible notes	5,751	4,193
Equity forward contract	370	—
Interest rate SWAP	—	3,261
Others	—	3
TOTAL	34,864	34,978

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26) (1)	67,766	50,889
Put option on minority interest of GUT	13,006	—
Equity forward contract	393	981
Foreign exchange forward contracts	311	3,575
Put option on minority interest of Walmeric	—	3,871
Others	28	—
TOTAL	81,504	59,316

Non-current
Other financial liabilities related to business combinations (note 26)	99,737	69,635
Put option on minority interest of GUT	62,807	—
Equity forward contract	774	2,905
Put option on minority interest of Walmeric	—	5,515
TOTAL	163,318	78,055
(1) As part of the acquisition of Grupo ASSA and Pentalog, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 10,067 and 6,071, as of December 31, 2023 and 2022, respectively. The consideration for these acquisitions includes 19,664 and 9,398 as of December 31, 2023 and 2022, respectively which is subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.